EARNINGS (LOSS) PER SHARE (Details) - Schedule of earnings (loss) per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EARNINGS (LOSS) PER SHARE (Details) - Schedule of earnings (loss) per share [Line Items]
Income (Loss) attributable to owners of the parent (ThUS$) (in Dollars)	$ 1,339,210	$ (4,647,491)	$ (4,545,887)
Diluted earnings (loss) per share (US$) (in Dollars per share)	$ 0.013592	$ (7.66397)	$ (7.49642)
Basic earnings (loss) per share (US$) (in Dollars per share)	$ 0.013861	$ (7.66397)	$ (7.49642)
Diluted earnings / (loss) per share [Member]
EARNINGS (LOSS) PER SHARE (Details) - Schedule of earnings (loss) per share [Line Items]
Income (Loss) attributable to owners of the parent (ThUS$) (in Dollars)	$ 1,339,210	$ (4,647,491)	$ (4,545,887,000)
Weighted average number of shares, diluted	98,530,451,071	606,407,693	606,407,693,000,000
Diluted earnings (loss) per share (US$) (in Dollars per share)	$ 0.013592	$ (7.66397)	$ (7.49642)
Basic earnings / (loss) per share [Member]
EARNINGS (LOSS) PER SHARE (Details) - Schedule of earnings (loss) per share [Line Items]
Income (Loss) attributable to owners of the parent (ThUS$) (in Dollars)	$ 1,339,210	$ (4,647,491)	$ (4,545,887,000)
Weighted average number of shares, basic	96,614,464,231	606,407,693	606,407,693,000,000
Basic earnings (loss) per share (US$) (in Dollars per share)	$ 0.013861	$ (7.66397)	$ (7.49642)